UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: September 30, 2018

Date of reporting period: June 30, 2018

Item 1.  Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

THE ADVISORS’ INNER CIRCLE FUND III	BNP PARIBAS AM EMERGING MARKETS TOTAL RETURN FIXED INCOME FUND JUNE 30, 2018 (Unaudited)

SCHEDULE OF INVESTMENTS SOVEREIGN DEBT — 71.3%

	Face Amount(1)		Value
Argentine Republic Government International Bond
6.875%, 04/22/2021		500,000	$ 492,500
6.875%, 01/26/2027		200,000	176,000
Autonomous City of Buenos Aires Argentina 7.500%, 06/01/2027(A)		200,000	181,212
Bahrain Government International Bond 5.500%, 03/31/2020(A)		350,000	345,309
Brazilian Government International Bond 5.625%, 02/21/2047		200,000	169,700
Colombia Government International Bond 7.375%, 09/18/2037		140,000	174,300
Dominican Republic Central Bank Notes 11.000%, 01/05/2024(A)	DOP	14,500,000	300,367
Dominican Republic International Bond 7.500%, 05/06/2021(A)		1,380,000	1,444,859
Egypt Government International Bond 8.500%, 01/31/2047(A)		200,000	193,524
7.903%, 02/21/2048(A)		200,000	181,968
7.500%, 01/31/2027(A)		200,000	196,604
5.750%, 04/29/2020(A)		900,000	911,060
El Salvador Government International Bond 7.375%, 12/01/2019		550,000	561,693
Georgia Government International Bond 6.875%, 04/12/2021(A)		300,000	318,058
Ghana Government International Bond 7.875%, 08/07/2023(A)		400,000	409,380
Honduras Government International Bond 8.750%, 12/16/2020(A)		510,000	551,285
Indonesia Government International Bond 8.500%, 10/12/2035(A)		500,000	672,644
Kazakhstan Government International Bond 9.026%, 01/18/2019(B)	KZT	66,000,000	184,101
Kenya Government International Bond 6.875%, 06/24/2024(A)		200,000	197,292
Nigeria Government International Bond 7.875%, 02/16/2032(A)		230,000	225,515
Oman Government International Bond 6.750%, 01/17/2048(A)		200,000	181,000
Peruvian Government International Bond 8.200%, 08/12/2026	PEN	630,000	229,168
5.700%, 08/12/2024	PEN	540,000	171,095
5.625%, 11/18/2050		160,000	185,800
Philippine Government International Bond 9.500%, 02/02/2030		300,000	437,248

THE ADVISORS’ INNER CIRCLE FUND III	BNP PARIBAS AM EMERGING MARKETS TOTAL RETURN FIXED INCOME FUND JUNE 30, 2018 (Unaudited)

SOVEREIGN DEBT — continued

	Face Amount(1)		Value
Qatar Government International Bond
5.103%, 04/23/2048(A)		300,000	$299,088
Republic of Armenia International Bond
6.000%, 09/30/2020(A)		580,000	592,296
Republic of Cameroon International Bond
9.500%, 11/19/2025(A)		900,000	946,741
Republic of Suriname
9.250%, 10/26/2026(A)		270,000	257,850
Russian Federal Bond - OFZ
6.500%, 02/28/2024	RUB	24,000,000	366,087
Russian Foreign Bond - Eurobond
12.750%, 06/24/2028(A)		160,000	260,899
5.250%, 06/23/2047(A)		200,000	192,600
Saudi Government International Bond
4.500%, 04/17/2030(A)		200,000	199,767
Senegal Government International Bond
8.750%, 05/13/2021(A)		202,000	217,301
6.750%, 03/13/2048(A)		200,000	170,722
Sri Lanka Government International Bond
6.825%, 07/18/2026(A)		575,000	550,650
6.250%, 10/04/2020(A)		500,000	506,250
6.250%, 07/27/2021(A)		300,000	301,874
Turkey Government International Bond
7.375%, 02/05/2025		480,000	496,320
7.000%, 06/05/2020		590,000	603,961
Ukraine Government International Bond
7.750%, 09/01/2022(A)		460,000	449,085
7.750%, 09/01/2025(A)		250,000	234,028
7.375%, 09/25/2032(A)		200,000	171,350
Uruguay Government International Bond
8.500%, 03/15/2028	UYU	1,860,000	51,187
7.875%, 01/15/2033		250,000	326,463
7.625%, 03/21/2036		150,000	193,838

TOTAL SOVEREIGN DEBT
(Cost $17,189,137)			16,480,039

CORPORATE OBLIGATIONS — 25.5%

Argentina — 2.7%
Rio Energy
Callable 02/01/2022 @ $103 6.875%, 02/01/2025(A)		150,000	124,500

THE ADVISORS’ INNER CIRCLE FUND III	BNP PARIBAS AM EMERGING MARKETS TOTAL RETURN FIXED INCOME FUND JUNE 30, 2018 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount(1)		Value
YPF 6.950%, 07/21/2027(A)		600,000	$515,250

			639,750

Brazil — 3.5%
Banco Nacional de Desenvolvimento Economico e
Social 5.500%, 07/12/2020(A)		575,000	587,754
Petrobras Global Finance BV 8.750%, 05/23/2026		200,000	216,500

			804,254

China — 0.9%
China Evergrande Group
Callable 06/28/2021 @ $104 8.750%, 06/28/2025		230,000	201,684

Israel — 2.2%
Israel Electric MTN 7.750%, 12/15/2027(A)		420,000	505,050

Kazakhstan — 1.8%
Kazakhstan Temir Zholy Finance BV 6.950%, 07/10/2042(A)		200,000	216,537
Kazakhstan Temir Zholy National JSC 4.850%, 11/17/2027(A)		200,000	193,510

			410,047

Malaysia — 1.0%
Danga Capital MTN 4.940%, 01/26/2033	MYR	926,000	227,274

Mexico — 5.2%
Comision Federal de Electricidad 4.875%, 05/26/2021(A)		200,000	202,500
Petroleos Mexicanos 6.750%, 09/21/2047		80,000	75,432
6.500%, 03/13/2027		325,000	333,262
5.500%, 01/21/2021		575,000	591,957

			1,203,151

Russia — 5.0%
Russian Railways Via RZD Capital 3.450%, 10/06/2020		450,000	442,620
Sberbank of Russia Via SB Capital 5.125%, 10/29/2022(A)		200,000	198,540

THE ADVISORS’ INNER CIRCLE FUND III	BNP PARIBAS AM EMERGING MARKETS TOTAL RETURN FIXED INCOME FUND JUNE 30, 2018 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount(1)	Value
Vnesheconombank Via VEB Finance 6.902%, 07/09/2020(A)	500,000	$518,718

		1,159,878

Ukraine — 1.5%
State Savings Bank of Ukraine Via SSB #1 9.375%, 03/10/2023(A)	350,000	352,572

United Arab Emirates — 0.8%
Abu Dhabi Crude Oil Pipeline 4.600%, 11/02/2047(A)	200,000	183,200

United States — 0.9%
GTH Finance BV
Callable 01/26/2023 @ $100
7.250%, 04/26/2023(A)	200,000	207,004

TOTAL CORPORATE OBLIGATIONS
(Cost $6,200,685)		5,893,864

TOTAL INVESTMENTS — 96.8%
(Cost $23,389,822)		$22,373,903

Percentages are based on Net Assets of $23,111,139.
(1)	In U.S. dollars unless otherwise indicated.
(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”. The total value of such securities as of June 30, 2018 was $15,465,713 and represents 67.1% of Net Assets.

(B)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

DOP — Dominican Peso

JSC — Joint-Stock Company

KZT — Kazakhstani Tenge

MTN — Medium Term Note

MYR — Malaysian Ringgit

PEN — Peruvian Nuevo Sol

RUB — Russian Ruble

UYU — Uruguayan Peso

As of June 30, 2018, all of the Fund’s investments were considered Level 2, in accordance with ASC-820.

THE ADVISORS’ INNER CIRCLE FUND III	BNP PARIBAS AM EMERGING MARKETS TOTAL RETURN FIXED INCOME FUND JUNE 30, 2018 (Unaudited)

For the period ended June 30, 2018, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. For the period ended June 30, 2018, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

BNP-QH-001-0200

THE ADVISORS’ INNER CIRCLE FUND III	BNP PARIBAS AM U.S. SMALL CAP EQUITY FUND JUNE 30, 2018 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 98.3%

	Shares	Value
France — 0.9%
Criteo ADR	5,424	$178,178

United States — 97.4%

Consumer Discretionary — 12.2%
BJ’s Restaurants	3,531	211,860
Columbia Sportswear	4,108	375,759
Five Below *	2,845	277,985
Jack in the Box	2,493	212,204
Lions Gate Entertainment, Cl B	10,686	250,694
Nexstar Media Group, Cl A	4,538	333,089
Shake Shack, Cl A *	3,994	264,323
Tenneco	5,078	223,229
Wayfair, Cl A *	3,266	387,870

		2,537,013

Consumer Staples — 2.9%
Boston Beer, Cl A *	882	264,335
Sprouts Farmers Market *	10,342	228,248
United Natural Foods *	2,656	113,305

		605,888

Energy — 5.8%
Callon Petroleum *	38,497	413,457
Carrizo Oil & Gas *	5,176	144,152
Keane Group *	11,446	156,467
PDC Energy *	5,017	303,278
Whiting Petroleum *	2,988	157,527

		1,174,881

Financials — 16.1%
Bank of the Ozarks	7,140	321,586
BankUnited	6,968	284,643
Boston Private Financial Holdings	10,602	168,572
Columbia Banking System	5,466	223,559
Evercore, Cl A	2,161	227,877
FCB Financial Holdings, Cl A *	2,428	142,766
First Merchants	4,887	226,757
IBERIABANK	4,944	374,755

THE ADVISORS’ INNER CIRCLE FUND III	BNP PARIBAS AM U.S. SMALL CAP EQUITY FUND JUNE 30, 2018 (Unaudited)

COMMON STOCK — continued

	Shares	Value
United States — continued

Financials — continued
National Bank Holdings, Cl A	3,821	$147,452
Oaktree Capital Group (A)	5,138	208,860
Sterling Bancorp	15,026	353,111
TriCo Bancshares	4,180	156,541
Union Bankshares	6,540	254,275
Western Alliance Bancorp *	4,198	237,649

		3,328,403

Health Care — 16.9%
Agios Pharmaceuticals *	3,243	273,158
Amicus Therapeutics *	17,441	272,428
Charles River Laboratories International *	1,969	221,040
Clovis Oncology *	2,481	112,811
DexCom *	2,459	233,556
Endologix *	25,966	146,968
Insulet *	3,320	284,524
Ironwood Pharmaceuticals, Cl A *	22,251	425,438
K2M Group Holdings *	10,832	243,720
Loxo Oncology *	1,398	242,525
Masimo *	2,764	269,905
Neurocrine Biosciences *	1,340	131,642
Repligen *	6,271	294,988
TESARO *	1,835	81,602
Theravance Biopharma *	4,059	92,058
WellCare Health Plans *	723	178,032

		3,504,395

Industrials — 16.4%
Beacon Roofing Supply *	7,236	308,398
Cubic	4,943	317,341
EMCOR Group	2,729	207,895
Granite Construction	7,205	401,029
Hexcel	4,775	316,965
Interface, Cl A	8,875	203,681
Knight-Swift Transportation Holdings, Cl A	8,186	312,787
MRC Global *	9,967	215,985
MSA Safety	2,992	288,249

THE ADVISORS’ INNER CIRCLE FUND III	BNP PARIBAS AM U.S. SMALL CAP EQUITY FUND JUNE 30, 2018 (Unaudited)

COMMON STOCK — continued

	Shares	Value
United States — continued

Industrials — continued
NCI Building Systems *	15,985	$335,685
Oshkosh	3,245	228,188
Trinity Industries	8,302	284,427

		3,420,630

Information Technology — 15.4%
Axcelis Technologies *	10,526	208,415
Ciena *	14,245	377,635
CSG Systems International	5,499	224,744
CyberArk Software *	5,461	343,825
Entegris	12,774	433,038
New Relic *	3,089	310,723
Plexus *	5,606	333,781
Proofpoint *	3,476	400,818
Tableau Software, Cl A	3,023	295,498
Talend ADR *	3,978	247,750

		3,176,227

Materials — 3.3%
Berry Global Group *	4,248	195,153
Ferro *	11,430	238,316
Summit Materials, Cl A *	10,486	275,258

		708,727

Real Estate — 6.6%
Education Realty Trust ‡	6,466	268,339
Highwoods Properties ‡	5,642	286,219
Rexford Industrial Realty ‡	9,109	285,932
RLJ Lodging Trust ‡	14,521	320,188
Tanger Factory Outlet Centers ‡	8,987	211,105

		1,371,783

Utilities — 1.8%
Aqua America	4,599	161,793
Spire	3,045	215,129

		376,922

THE ADVISORS’ INNER CIRCLE FUND III	BNP PARIBAS AM U.S. SMALL CAP EQUITY FUND JUNE 30, 2018 (Unaudited)

COMMON STOCK — continued

Value

TOTAL COMMON STOCK
(Cost $19,913,716)	$20,383,047

TOTAL INVESTMENTS — 98.3%
(Cost $19,913,716)	$20,383,047

Percentages are based on Net Assets of $20,742,696.
*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Security considered Master Limited Partnership. At June 30, 2018, this security amounted to $208,860 or 1.0% of Net Assets.

ADR — American Depositary Receipt

Cl — Class

As of June 30, 2018, all of the Fund’s investments were considered Level 1, in accordance with ASC-820.

For the period ended June 30, 2018, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. For the period ended June 30, 2018, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

BNP-QH-001-0200

Item 2.  Controls and Procedures

(a)  The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b)  There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)    Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: August 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: August 29, 2018

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: August 29, 2018